UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 09/30/2015

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF September 30, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 92.38%
	Consumer Discretionary - Automobiles &
	Components -- 1.26%
72,500	Thor Industries, Inc.	$ 3,755,500
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.26%
160,000	La-Z-Boy Incorporated	4,249,600
50,000	Tupperware Brands Corporation	2,474,500
		------------
		6,724,100
		------------
	Consumer Discretionary - Hotels,
	Restaurants & Leisure -- 1.43%
22,000	Buffalo Wild Wings, Inc. *	4,255,460
		------------
	Consumer Discretionary - Media -- 2.55%
110,000	Cinemark Holdings, Inc.	3,573,900
50,000	Morningstar, Inc.	4,013,000
		------------
		7,586,900
		------------
	Consumer Discretionary -
	Retailing -- 2.63%
42,500	Asbury Automotive Group, Inc. *	3,448,875
65,000	Monro Muffler Brake, Inc.	4,390,750
		------------
		7,839,625
		------------
	Consumer Discretionary - Services -- 5.87%
180,000	Carriage Services, Inc.	3,886,200
32,500	DineEquity, Inc.	2,978,950
44,000	Jack in the Box Inc.	3,389,760
205,000	Krispy Kreme Doughnuts, Inc. *	2,999,150
75,000	Popeyes Louisiana Kitchen, Inc. *	4,227,000
		------------
		17,481,060
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.07%
45,000	PriceSmart, Inc.	3,480,300
55,000	United Natural Foods, Inc. *	2,668,050
		------------
		6,148,350
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.46%
105,000	B&G Foods, Inc.	3,827,250
45,000	TreeHouse Foods, Inc. *	3,500,550
		------------
		7,327,800
		------------
	Energy -- 0.89%
145,000	Enlink Midstream LLC	2,650,600
		------------
	Financials - Banks -- 4.70%
95,000	Community Bank System, Inc.	3,531,150
193,394	First Financial Bancorp.	3,689,958
135,000	Glacier Bancorp, Inc.	3,562,650
55,000	IBERIABANK Corporation	3,201,550
		------------
		13,985,308
		------------
	Financials - Diversified -- 1.06%
90,000	Artisan Partners Asset Management Inc.	3,170,700

		------------
	Financials - Insurance -- 1.20%
115,000	Brown & Brown, Inc.	3,561,550
		------------
	Health Care - Equipment &
	Services -- 14.79%
57,500	Acadia Healthcare Company, Inc. *	3,810,525
65,500	Cardiovascular Systems, Inc. *	1,037,520
62,500	Cyberonics, Inc. *	3,798,750
15,500	DexCom, Inc. *	1,330,830
100,000	Globus Medical, Inc. - Class A *	2,066,000
39,000	HeartWare International, Inc. *	2,040,090
129,400	Insulet Corporation *	3,352,754
185,000	Merit Medical Systems, Inc. *	4,423,350
42,500	NuVasive, Inc. *	2,049,350
140,000	Omnicell, Inc. *	4,354,000
45,000	Sirona Dental Systems, Inc. *	4,200,300
67,500	STERIS Corporation	4,385,475
36,500	Teleflex Incorporated	4,533,665
130,000	Tornier N.V. *	2,650,700
		------------
		44,033,309
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 3.63%
20,000	Bio-Techne Corporation	1,849,200
110,000	Prestige Brands Holdings, Inc. *	4,967,600
155,000	VWR Corporation *	3,981,950
		------------
		10,798,750
		------------
	Health Care - Services -- 1.22%
80,000	Advisory Board Company (The) *	3,643,200
		------------
	Industrials - Capital Goods -- 9.60%
71,000	A.O. Smith Corporation	4,628,490
105,000	Beacon Roofing Supply, Inc. *	3,411,450
107,500	Generac Holdings Inc. *	3,234,675
65,000	HEICO Corporation	3,177,200
48,000	Middleby Corporation (The) *	5,049,120
50,000	RBC Bearings Incorporated *	2,986,500
57,500	Regal-Beloit Corporation	3,245,875
70,000	Woodward Inc.	2,849,000
		------------
		28,582,310
		------------
	Industrials - Commercial & Professional
	Services -- 4.24%
57,500	G&K Services, Inc. - Class A	3,830,650
140,000	KAR Auction Services, Inc.	4,970,000
165,000	SP Plus Corporation *	3,819,750
		------------
		12,620,400
		------------
	Industrials - Transportation -- 4.75%
107,300	Echo Global Logistics, Inc. *	2,103,080
140,000	Knight Transportation, Inc.	3,360,000
195,000	Marten Transport, Ltd.	3,153,150
145,000	Roadrunner Transportation Systems, Inc. *	2,668,000
120,000	XPO Logistics, Inc. *	2,859,600
		------------
		14,143,830
		------------
	Information Technology - Hardware &
	Equipment -- 0.71%
87,500	Nimble Storage, Inc. *	2,110,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.08%
52,500	Cavium, Inc. *	3,221,925
		------------
	Information Technology - Software &
	Services -- 19.71%
195,000	Bottomline Technologies (de), Inc. *	4,876,950
115,000	Cardtronics, Inc. *	3,760,500

190,000	Descartes Systems Group Inc. (The) *	3,361,100
97,500	Envestnet, Inc. *	2,922,075
60,000	Euronet Worldwide, Inc. *	4,445,400
70,000	Fortinet, Inc. *	2,973,600
67,500	Heartland Payment Systems, Inc.	4,253,175
72,500	Jack Henry & Associates, Inc.	5,046,725
24,500	MercadoLibre, Inc.	2,230,970
95,000	Qualys, Inc. *	2,703,700
80,000	SolarWinds, Inc. *	3,139,200
60,000	Solera Holdings, Inc.	3,240,000
115,000	Syntel, Inc. *	5,210,650
102,500	Veeva Systems Inc. *	2,399,525
160,000	VeriFone Systems, Inc. *	4,436,800
42,500	WEX Inc. *	3,690,700
		------------
		58,691,070
		------------
	Materials -- 3.07%
68,500	AptarGroup, Inc.	4,518,260
110,000	RPM International, Inc.	4,607,900
		------------
		9,126,160
		------------
	Telecommunication Services -- 1.20%
160,000	West Corporation	3,584,000
		------------
	TOTAL COMMON STOCKS
	(cost $204,742,485)	275,042,407
		------------
SHORT-TERM INVESTMENTS -- 7.33%
	Commercial Paper - 6.71%
$1,000,000	AbbVie Inc. 10/01/15, 0.31%	1,000,000
700,000	Rockwell Collins, Inc. 10/02/15, 0.47%	699,991
1,000,000	Edison International 10/05/15, 0.37%	999,959
500,000	Medtronic Global Holdings S.C.A.
	10/05/15, 0.40%	499,978
1,425,000	Integrys Holding, Inc. 10/06/15, 0.39%	1,424,923
525,000	PPG Industries, Inc. 10/06/15, 0.43%	524,969
725,000	Bacardi-Martini B.V. 10/07/15, 0.46%	724,944
625,000	CBS Corporation 10/07/15, 0.43%	624,955
1,000,000	NorthWestern Corporation 10/08/15, 0.50%	999,903
700,000	PPG Industries, Inc. 10/08/15, 0.40%	699,946
850,000	Valspar Corporation (The) 10/09/15, 0.37%	849,930
570,000	Valspar Corporation (The) 10/09/15, 0.38%	569,952
875,000	Hitachi Capital America Corp.
	10/13/15, 0.42%	874,877
700,000	CBS Corporation 10/15/15, 0.44%	699,880
800,000	Hyundai Capital America, Inc.
	10/16/15, 0.40%	799,867
500,000	Monsanto Company 10/16/15, 0.45%	499,906
1,100,000	Valspar Corporation (The) 10/19/15, 0.42%	1,099,769
1,000,000	Bayer AG 10/21/15, 0.43%	999,761
900,000	Michelin Luxembourg S.C.S. 10/21/15, 0.38%	899,810
1,000,000	V.F. Corporation 10/22/15, 0.38%	999,778
1,450,000	Kellogg Company 10/28/15, 0.35%	1,449,619
1,000,000	Medtronic Global Holdings S.C.A.
	10/29/15, 0.40%	999,689
1,025,000	V.F. Corporation 11/05/15, 0.40%	1,024,601
		------------
		19,967,007
		------------
	Variable Rate Security - 0.62%
1,832,013	Fidelity Institutional Money Market
	Fund - Class I	1,832,013
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $21,799,020)	21,799,020
		------------
	TOTAL SECURITY HOLDINGS
	(cost $226,541,505) - 99.71%	296,841,427
		------------
	OTHER ASSETS, NET OF LIABILITIES - 0.29%	878,141

------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$297,719,568
------------
------------

* Non-income producing.

As of September 30, 2015, investment cost for federal tax purposes was
$226,640,943 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$ 82,872,335
Unrealized depreciation	(12,671,851)
------------
Net unrealized appreciation	$ 70,200,484
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$275,042,407
Variable Rate Security	1,832,013
Level 2 -
Commercial Paper	19,967,007
Level 3 -
None	--
------------
Total	$296,841,427
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/06/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/06/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/06/2015